UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-01528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414	Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian Street, Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	312-236-9160

Date of fiscal year end:	06/30

Date of reporting period:	12/31/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BRUCE FUND, INC.

REPORT TO SHAREHOLDERS

____________________________

Semi-Annual Report

December 31, 2008

BRUCE FUND, INC.

20 North Wacker Drive

Suite 2414

Chicago, Illinois 60606

(312) 236-9160

BRUCE FUND, INC.

Management’s Discussion and Analysis

The Bruce Fund (the “Fund”) shares produced a total return of -24.31% for the six months ended December 31, 2008, compared to a total return of -28.48% for the S&P 500 Index for the same period. The first six months of our fiscal year were dismal. While we thought we were prepared for the onslaught, we were wrong. Positions in low rated convertible bonds dropped precipitously with no support from interest payments. Likewise our common stocks were punished, much worse than we anticipated. The U.S. Government bonds showed appreciation in the period and the cash balances remained above normal.

The outlook for capital appreciation is muted. The economy could be weaker for much longer than most believe. Preservation of capital is job one. Gains will be hard fought.

           Bear markets do several things; they wash out inefficient companies and create values. There will come a time to be more aggressive and we hope we will be ready. Management will continue to screen investment opportunities for their capital appreciation potential and profile that against the risks the investment might present. Areas of recent interest have been various bonds selling at discounts to par value offering reasonable yields. The bonds as well as the stocks in the portfolio encompass significant investment risks, which are again outlined in the prospectus.

          Shareholders are invited to use the toll-free number (800) 872-7823 to obtain any Fund information (including the proxy voting record), or can visit www.thebrucefund.com, to obtain the same.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-872-7823.

* The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December 30, 1998 and held through December 31, 2008. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Bruce Fund, and to obtain performance data current to the most recent month end, please call 1-800-872-7823. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

FUND HOLDINGS– (Unaudited)

1As a percent of net assets.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs are also available by calling the Fund at (800) 872-7823. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES- (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2008) and held for the entire period (through December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Bruce Fund	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1 – December 31, 2008
Actual	$1,000.00	$756.95	$4.13
Hypothetical**	$1,000.00	$1,020.51	$4.75

* Expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
December 31, 2008
(Unaudited)

COMMON STOCKS - (30.49%)
No. of Shares		Issue	Cost	Market Value
	Automotive/Transportation (2.62%)
122,500	(a)	AMERCO	$ 7,194,045	$ 4,229,925
53,300	(a)	Amerigon, Inc.	374,699	173,758
133,791	(a)	Noble International, Ltd.	1,795,793	58,868
			9,364,537	4,462,551

	Biological Products (0.04%)
107,410	(a)	Advanced Life Sciences Holdings, Inc.	111,209	37,594
92,405	(a)	Vion Pharmaceuticals, Inc.	534,904	34,190
			646,113	71,784

	Business Services (0.42%)
130,000	(a)	Internet Capital Group, Inc.	1,016,211	708,500

	Chemicals (0.59%)
252,685	(a)	Omega Protein Corp.	2,012,545	1,013,267

	Consumer Products (5.10%)
1,663,656	(a)	Alanco Technologies, Inc.	3,609,525	1,197,666
335,400	(a)	American Italian Pasta Co. - Class A	1,383,640	7,492,836
			4,993,165	8,690,502

	Electric Services (0.73%)
169,849	(a)	Calpine Corp.	2,968,292	1,236,501

	Energy/Energy Services (3.50%)
109,660	(a)	Arena Resources, Inc.	818,156	3,080,349
238,500	(a)	ATP Oil & Gas Corp.	9,589,070	1,395,225
156,919	(a)	Double Eagle Petroleum Co.	3,182,328	1,101,571
80,000	(a)	Hercules Offshore, Inc.	2,461,778	380,000
			16,051,332	5,957,145

	Guided Missiles & Space Vehicles & Parts (0.20%)
1,370,073	(a)	SPACEHAB, Inc.	5,557,768	342,518

	Health Services (4.46%)
597,347	(a)	America Service Group, Inc.	6,866,334	6,391,613
646,412	(a)	EDAP TMS S.A. (ADR)	5,196,682	827,407
182,300	(a)	Health Grades, Inc.	156,028	375,538
			12,219,044	7,594,558

	Manufacturing (1.61%)
1,731,500		AirBoss of America Corp. (Canadian)	5,706,705	2,734,904

	Mineral Exploration (3.71%)
5,825,100	(a)	Admiral Bay Resources, Inc.	4,153,315	566,231
280,000		Kinross Gold Corp.	2,749,745	5,157,600
199,270	(a)	Solitario Exploration & Royalty Corp. (Canadian)	347,555	298,905
199,864	(a)	TXCO Resources, Inc.	2,432,694	297,797
			9,683,309	6,320,533

	Pharmaceutical/Drug Delivery (4.50%)
631,746	(a)	Durect Corp.	2,244,259	2,141,619
130,000	(a)	Elan Corp., plc (ADR)	851,573	780,000
50,000		Merck & Co., Inc.	2,130,679	1,520,000
3,150,748	(a)	NexMed, Inc.	3,260,031	417,789
803,034	(a)	Oscient Pharmaceuticals Corp.	361,365	144,546
150,000		Pfizer, Inc.	3,890,679	2,656,500
			12,738,586	7,660,454

*See ccompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
December 31, 2008
(Unaudited)

COMMON STOCKS - (30.49%) - continued
No. of Shares			Issue	Cost	Market Value
	Property-Casualty Insurance (2.49%)
1,057,511	.	(a)	GAINSCO, Inc.	$ 5,685,630	$ 1,491,091
45,000			RLI Corp.	2,225,358	2,752,200
				7,910,988	4,243,291

	Telecommunications (0.52%)
632,679		(a)	iBasis, Inc.	1,262,819	892,077

			Total Common Stocks	92,131,414	51,928,585

CONVERTIBLE PREFERRED STOCKS (0.61%)
	Power Producers (0.61%)
10,000			AES Trust III 6.75%	331,030	370,000
24,500			AMERCO Series A, 8.50%	457,363	451,290
129,900			Edge Petroleum Corp., 5.75%	6,340,212	215,634
			Total Convertible Preferred Stocks	7,128,605	1,036,924

BONDS (54.11%)
Principal			Issue
	U.S. Government (29.04%)
34,000,000			U.S. Treasury "Strips", 0.00% due 8-15-2028	12,483,437	18,384,956
40,000,000			U.S. Treasury "Strips", 0.00% due 8-15-2029	15,107,520	21,214,760
20,000,000			U.S. Treasury "Strips", 0.00% due 2-15-2036	5,790,647	9,848,660
				33,381,604	49,448,376

	Municipal (0.02%)
1,000,000		(a)	Indianapolis Airport Authority 6.50% due 11-15-2031	166,972	27,500

	Corporate (1.00%)
2,300,000			Charter Communications LLC 9.92% due 4-1-2011	1,877,125	287,500
2,000,000			Whitting Petroleum Corp., 7.00%, 2-01-2014	1,343,043	1,420,000
				3,220,168	1,707,500

	Corporate Convertibles (24.05%)
9,179,000			Antigenics, Inc. 5.25% due 2-1-2025	5,771,448	2,271,803
11,013,000		(b)	Atherogenics, Inc. 4.50% due 3-1-2011	7,280,935	1,018,703
4,389,000		(c)	C&D Technologies, Inc. 5.25% due 11-1-2025	3,922,395	2,754,097
2,250,000			C&D Technologies, Inc. 5.25% due 11-1-2025	2,177,617	1,411,875
6,000,000			Cell Genesys, Inc. 3.125% due 11-1-2011	5,239,169	2,302,500
5,500,000			Cell Therapeutics, Inc. 4.00% due 7-1-2010	4,537,642	302,500
5,250,000		(c)(e)	Cell Therapeutics, Inc. 5.75% due 12-15-2011	4,786,886	472,500
1,000,000		(c)	Cell Therapeutics, Inc. 6.75% due 10-31-2010	1,000,000	75,000
1,800,000		(c)(e)	Ciphergen Biosystems, Inc. 7.00% due 9-1-2011	1,555,738	1,080,000
5,210,000			CV Therapeutics, Inc. 2.75% due 5-16-2012	5,048,035	3,744,687
9,140,000		(b	deCODE Genetics, Inc. 3.50% due 4-15-2011	7,868,461	1,005,400
2,000,000		(c)(e)	EDAP TMS S.A. 9.00% due 10-30-2012	2,000,000	1,800,000
6,600,000			Endeavor International Corp. 6.00% due 1-15-2012	6,243,129	3,976,500
3,500,000			Epix Medical, Inc. 3.00% due 6-15-2024	2,530,562	1,085,000
3,000,000			Human Genome Sciences, Inc., 2.25% due 10-15-2011	2,781,992	903,750
2,150,000			Incyte Corp. 3.50% due 2-15-2011	1,939,042	1,152,938
2,000,000			Indevus Pharmaceuticals, Inc. 6.25% due 7-15-2009	1,937,146	1,952,500
3,000,000		(c)	Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	2,760,852	3,172,500
60,000			Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	62,233	63,450
2,466,638		(b)(e)	Kellstrom Industries, Inc. 5.50% due 6-15-2003	143,750	73,999
1,000,000		(b)(e)	Kellstrom Industries, Inc. 5.75% due 10-15-2002	53,750	30,000
2,700,000		(e)	Midway Games, Inc. 6.00% due 9-30-2025	2,531,414	1,620,000
3,207,000		(e)	Oscient Pharmaceuticals 12.50% due 1-15-2011	6,277,173	1,122,450
5,150,000			Terremark Worldwide, Inc. 9.00% due 6-15-2009	5,002,133	4,853,875
2,000,000			Viropharma, Inc. 2.00% due 3-15-2017	1,529,052	1,542,500
7,000,000		(c)	Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	6,705,707	1,041,250
920,000			Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	527,396	136,850
			Total Corporate Convertibles	92,213,657	40,966,627

			Total Bonds	128,982,401	92,150,003

*See ccompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
December 31, 2008
(Unaudited)

WARRANTS (0.03%)
No. of Shares		Issue	Cost	Market Value
168,000	(a)(e)	Edap Inc., expires 10-30-2013	$ -	$ 42,000
468,000	(a)(e)	Vion Pharmaceuticals, Inc., expires 2-15-2010	-	4,680
		Total Warrants	-	46,680

RIGHTS (0.01%)

200,000	(a)(e)(f)	Calpine Corp. Escrow Retirement Rights	-	20,000
		Total Rights	-	20,000

MONEY MARKET (14.76%)

25,138,779	(d)	Fidelity Institutional Money Market Treasury Only -
		Class I, 0.54%	25,138,779	25,138,779
		Total Money Market	25,138,779	25,138,779

		Total Investments (100.01%)	$ 253,381,199	$ 170,320,971

		Liabilities in excess of other assets (0.01%)		(22,359)

		TOTAL NET ASSETS (100.00%)		$ 170,298,612

	(a)	Non-cash income producing security.
	(b)	In default.
	(c)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
	(d)	Variable rate securities; the money market rate shown represents the rate at December 31, 2008.
	(e)	This security is currently valued according to the fair value procedures approved by the Fund.
	(f)	This security has no expiration date, it will convert to common stock at a future date.

*See ccompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC. Statement of Assets and Liabilities December 31, 2008 (Unaudited)
Assets
Investments in securities, at market value (cost $253,381,199)	$ 170,320,971
Interest receivable	1,332,241
Dividends receivable	66,150
Receivable for Fund shares sold	7,750
Prepaid expenses	1,955
Total Assets	171,729,067

Liabilities
Accrued advisory fees	86,869
Other accrued expenses	143,902
Payable for investments purchased	83,843
Payable for Fund shares redeemed	1,113,717
Accrued trustee expenses	2,124
Total Liabilities	1,430,455

Net Assets	$ 170,298,612

Net Assets consist of:
Capital stock (699,329 shares of $1 par value
capital stock issued and outstanding: 2,000,000
shares authorized)	$ 699,329
Paid in capital	255,881,911
Accumulated undistributed net investment (loss)	(130,736)
Accumulated undistributed net realized (loss) on investments	(3,091,664)
Net unrealized depreciation on investments	(83,060,228)

Net Assets	$ 170,298,612

Shares outstanding (2,000,000 shares authorized)	699,329

Net asset value, offering and redemption price per share	$ 243.52

*See ccompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Statement of Operations
For the six months ended December 31, 2008
(Unaudited)

Investment Income
Interest income	$ 4,803,939
Dividend income (Net of foreign withholding taxes of $8,110)	351,810
Total Income	5,155,749

Expenses
Investment adviser fee	577,602
Transfer agent expense	120,567
Administration expense	75,590
Fund accounting expense	34,177
Report printing expense	25,054
Postage expense	19,288
Registration expense	19,288
Custodian expense	17,209
Audit expense	16,297
Insurance expense	2,311
Miscellaneous expense	418
Legal expense	50
Total Expenses	907,851
Net Investment Income	4,247,898

Realized & Unrealized Gain (Loss)
Net realized (loss) on investment securities	(3,341,961)
Change in unrealized appreciation (depreciation)
on investment securities	(57,036,667)
Net realized and unrealized gain (loss) on investment securities	(60,378,628)
Net increase (decrease) in net assets resulting from operations	$ (56,130,730)

*See ccompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Statements of Changes in Net Assets

	For the six
	months ended	Fiscal
	December 31, 2008	Year ended
	(Unaudited)	June 30, 2008
Operations
Net investment income	$ 4,247,898	$ 12,528,542
Net realized gain (loss) on investment securities	(3,341,961)	3,221,511
Change in unrealized (depreciation) on investment securities	(57,036,667)	(60,291,963)
Net increase (decrease) in net assets resulting from operations	(56,130,730)	(44,541,910)

Distributions
From net investment income	(7,692,453)	(16,226,177)
From net realized gain	(2,723,394)	(4,414,701)
Total distributions	(10,415,847)	(20,640,878)

Capital Share Transactions
Proceeds from shares sold	14,971,429	27,267,676
Reinvestment of distributions	9,776,442	19,628,827
Amount paid for shares repurchased	(22,025,376)	(128,471,052)
Net increase (decrease) in net assets resulting
from capital share transactions	2,722,495	(81,574,549)

Total Increase (Decrease) in Net Assets	(63,824,082)	(146,757,337)

Net Assets
Beginning of period	234,122,694	380,880,031

End of period	$170,298,612	$ 234,122,694

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$ (130,736)	$3,313,819

Capital Share Transactions
Shares sold	56,267	70,759
Shares issued in reinvestment of distributions	39,962	55,958
Shares repurchased	(81,035)	(340,586)

Net increase (decrease) from capital share transactions	15,194	(213,869)

*See ccompanying notes which are an integral part of these financial statements.

	Six months
	ended December 31, 2008		Fiscal year ended June 30,
	(Unaudited)		2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 342.22		$424.14	$ 408.85	$ 350.35	$283.34	$ 184.27

Income from investment operations:
Net investment income	6.49		18.48	12.86	8.14	5.67 [1]	4.41 [1]
Net realized and unrealized gain (loss)	(89.59)		(73.12)	25.57	60.55	73.01	107.66
Total from investment operations	(83.10)		(54.64)	38.43	68.69	78.68	112.07

Less Distributions to Shareholders:
From net investment income	(11.52)		(21.45)	(10.17)	(5.41)	(5.19)	(5.35)
From net realized gain	(4.08)		(5.83)	(12.97)	(4.78)	(6.48)	(7.65)
Total distributions	(15.60)		(27.28)	(23.14)	(10.19)	(11.67)	(13.00)

Net asset value, end of period	$ 243.52		$ 342.22	$424.14	$408.85	$350.35	$283.34

Total Return[4]	-24.31%	[5]	-13.04%	9.66%	19.98%	27.80%	62.52%

Ratios and Supplemental Data
Net assets, end of period ($ millions)	$170.30		$ 234.12	$380.88	$225.59	$81.54	$14.88
Ratio of expenses to average net assets[2]	0.93%	[6]	0.82%	0.78%	0.94%	1.03%	1.17%
Ratio of net investment income to
average net assets[3]	4.36%	[6]	4.22%	3.72%	2.89%	1.73%	1.81%
Portfolio turnover rate	2.11%		20.80%	14.69%	29.02%	10.05%	22.01%

1 Figures are based on average daily shares outstanding during the year.

2 Ratio of expenses to average net assets before reimbursement for 2004 was 1.27%.
There were no expense reimbursements in 2005, 2006, 2007, 2008, and the six month period ended December 31, 2008.

3 Ratio of net investment income to average net assets before reimbursement for 2004 was 1.70%.
There were no expense reimbursements in 2005, 2006, 2007, 2008, and the six month period ended December 31, 2008.

4 Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

5 Not annualized

6 Annualized

*See ccompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2008 (Unaudited)

NOTE A - ORGANIZATION

Bruce Fund, Inc. (the “Fund”) is a Maryland corporation incorporated on June 20, 1967. The Fund’s only business during the past five years has been as an investment company. The name of the Fund was changed to Bruce Fund, Inc., in October 1983. The Fund is an open end, diversified, management investment company and the Fund’s primary investment objective is long-term capital appreciation. The investment adviser to the Fund is Bruce and Co., Inc. (the “Adviser”).

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A description of the significant accounting policies follows:

          1. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price or bid. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors of the Fund.

          Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Directors has determined will represent fair value.

2.        Federal income taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          3. Accounting for uncertainty in income taxes: Effective July 1, 2007, the Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS - continued

December 31, 2008 (Unaudited)

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

As of and during the six months ended December 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. Federal tax authorities for the tax years prior to 2005.

          4. Fair Value Measurements: In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2008, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$78,104,288	$ -
Level 2 – Other Significant Observable Inputs	$85,951,054	$ -
Level 3 – Internal Unobservable Inputs	$ 6,265,629	$ -
Total	$ 170,320,971	$ -

*Other financial instruments include futures, forwards, and swap contracts.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS - continued

December 31, 2008 (Unaudited)

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 06/30/08	$ 7,178,999	$	$
Realized Gain (Loss)	- 0 -	*
Change in unrealized appreciation (depreciation)	$ (933,720)
Net purchases (sales)	- 0 -
Transfers in and/or out of Level 3	$ 20,350
Balance as of 12/31/08	$ 6,265,629	$	$

*The realized gain (loss) earned during the fiscal quarter ended 12/31/08 for other financial instruments was $0 .

          5. Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how the Fund accounts for such activities, and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

          6. Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned, and discounts on investments are accreted into income using the effective interest method. Realized gains or losses from securities transactions are recorded on the specific identification method for both book and tax purposes.

As of December 31, 2008, the net unrealized depreciation on investments for financial reporting purposes was as follows:

Gross Appreciation	$ 28,216,643
Gross (Depreciation)	(111,276,871)

Net Depreciation
on Investments	$ (83,060,228)

At December 31, 2008 the aggregate cost of securities for financial reporting purposes was $253,381,199.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS - continued

December 31, 2008 (Unaudited)

NOTE C - PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2008, purchases and sales of securities, other than short-term investments and short-term U.S. Government obligations were as follows:

Amount
Purchases
U.S. Government Obligations	$ -
Other	3,659,527
Sales
U.S. Government Obligations	$ -
Other	13,352,269

NOTE D - RELATED PARTIES

Bruce and Co., an Illinois corporation, is the investment adviser of the Fund and furnishes investment advice. In addition, it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). Compensation to the Adviser for its services under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee	Applied to Average Net Assets of Fund
1.00%	Up to $20,000,000; plus
0.60%	$20,000,000 to $100,000,000; plus
0.50%	over $100,000,000.

As of December 31, 2008, Robert B. Bruce was the beneficial owner of 16,356 Fund shares, R. Jeffrey Bruce was the beneficial owner of 4,766 Fund shares and Robert DeBartolo was the beneficial owner of 164 Fund shares. Robert B. Bruce and Robert DeBartolo are directors of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the Adviser.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS - continued

December 31, 2008 (Unaudited)

NOTE E - DIVIDEND DISTRIBUTION

The tax character of distributions paid during fiscal years 2008 and 2007 was as follows:

	2008	2007
Distributions paid from:
Ordinary Income	$16,226,177	$ 7,419,641
Short-Term Capital Gain	596,127	3,828,778
Long-Term Capital Gain	3,818,574	5,633,400
	$20,640,878	$ 16,881,819

During December 2008, the Fund announced a dividend from net investment income of $11.5164 per share or $7,692,453 and a long-term capital gain distribution of $4.0772 per share or $2,723,394. These distributions were payable December 17, 2008 to shareholders of record on December 16, 2008.

As of June 30, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$ 2,759,516
Accumulated Undistributed Realized Gain	3,527,994
Unrealized Depreciation	(26,023,561)
$ (19,736,051)

NOTE F - RESTRICTED SECURITIES

The Fund has acquired several securities, the sale of which is restricted, through private placements. At December 31, 2008, the aggregate market value of such securities amounted to $10,395,347 or 6.10% of the Fund’s net assets. 68% of the restricted securities are valued using quoted market prices. The other 32% are valued according to fair value procedures approved by the Fund. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Approval of Management Agreement (Unaudited)

The Board approved and renewed the Investment Advisory Agreement at a meeting held on November 20, 2008 using the following as their basis as transcribed from the minutes:

“The final item was consideration of extending Bruce and Co.'s investment advisory contract until December 31, 2009. The independent directors had copies of the present Investment Advisory Agreement. They considered whether to re-appoint Bruce and Co. to serve as Adviser to the Fund. The written materials provided to the directors lists Investment performance of the Fund and comparison with the performance of the S&P 500 from year-to-date through the life of the Fund annualized. It also set forth services provided by the Adviser and advisory fees paid to Bruce and Co. Economies of scale were shown through the review of net operating expenses, expense ratios, and commissions paid by the Fund from 2002 through 2008. Total returns for YTD, 5 years and 10 years, and a Lipper report on Percentile Rankings comparing Bruce Fund versus other "mixed equity funds" for periods ranging from YTD to ten years were also included. The Commissions paid itemization states there were no soft dollar arrangements during the period covered. The expense ratio has been trending downward (though there has been a slight rise in the recent year). The Fund's performance has declined this year, but less so than the two indexes (S&P and the Russell 2000) which have for years been used for comparison. The decline in 2008 of the Fund is 75% that of the Russell index. The Dow has declined 42% since a year ago.

The independent directors discussed Bruce and Co.'s performance over the years and in the last twelve months. They expressed unanimous approval of the itemization described and the report of the Chairman. The independent directors each voted in favor of renewal of the Investment Advisory Agreement in its present form through December 31, 2009.”

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 872-7823 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

BRUCE FUND

OFFICERS AND

DIRECTORS

Robert B. Bruce

President and Treasurer

R. Jeffrey Bruce

Vice President and Secretary

Robert DeBartolo

Director

W. Martin Johnson

Director

Investment Adviser

Bruce and Co., Inc.

Chicago, Illinois

Custodian

Huntington National Bank

Columbus, Ohio

Transfer Agent

Unified Fund Services, Inc.

Indianapolis, Indiana

Counsel

Thomas P. Ward

Lake Forest, Illinois

Independent Registered Public Accounting Firm

Grant Thornton LLP

Chicago, Illinois

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics. Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies. Not Applicable

Item 6. Schedule of Investments.  Not Applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not Applicable

Applies to closed-end funds only.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable –

Applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable – Applies to closed-end funds only.

Item 10. Submission of Matters to a Vote of Security Holders. Not Applicable

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of March 6, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – File with Annual Report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bruce Fund, Inc.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	03/06/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	03/06/09

By	/s/ R. Jeffery Bruce

R. Jeffery Bruce, Principal Accounting Officer

Date	03/06/09